Financial Instrument - Risk Management and Fair Value - Summary of Gearing Ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of risk management strategy related to hedge accounting [abstract]
Total debt (note 18)	$ 1,174,581	$ 1,184,132
Less: non-restricted cash and cash equivalents and short-term investments	(943,900)	(814,689)
Net debt	230,681	369,443
Total equity	2,111,495	1,842,271	$ 1,587,422	$ 2,075,108
Total capitalization	$ 2,342,176	$ 2,211,714
Gearing ratio	9.80%	16.70%